Stockholders' Deficit	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Stockholders' Deficit
13.	STOCKHOLDERS’ DEFICIT
In March 2019, the Company adopted a tax benefits preservation plan (the “Plan”) designed to preserve Triumph’s ability to utilize its net operating loss carryforwards and other tax attributes (collectively, “Tax Benefits”). The Plan is similar to plans adopted by other public companies with significant Tax Benefits. The Company obtained stockholder approval for the Plan as well as an amendment to the Company’s amended and restated certificate of incorporation that permitted the issuance of Rights (as defined below) related to preferred stock, at its annual meeting of stockholders in 2019.
Under the Plan, Triumph declared a dividend distribution of one right (a “Right”) for each share of its common stock outstanding at the close of business on March 25, 2019. The Rights trade with Triumph’s common shares and will expire on March 13, 2022. The Rights also will expire: (i) if the Rights are redeemed or exchanged as provided in the Plan; (ii) if the Board determines that the Plan is no longer necessary or desirable for the preservation of the Tax Benefits; or (iii) if the Board determines that no Tax Benefits, once realized, as applicable, may be carried forward (in which case, the Rights will expire on the first date of the relevant taxable year for which such determination is made).
Pursuant to the Plan, if a stockholder (or group) becomes a 5% stockholder without meeting certain customary exceptions, the Rights become exercisable and entitle stockholders (other than the 5% stockholder or group causing the rights to become exercisable) to purchase additional shares of Triumph at a significant discount, resulting in significant dilution in the economic interest and voting power of the 5% stockholder or group causing the Rights to become exercisable. Stockholders owning five percent or more of Triumph’s outstanding shares at the time the Plan was adopted were grandfathered and will only cause the Rights to distribute and become exercisable if they acquire an additional one percent or more of Triumph’s outstanding shares. Under the Plan, the Board has the ability to determine in its sole discretion that any person shall not be deemed an acquiring person and therefore that the Rights shall not become exercisable if such person becomes a 5% stockholder. The adoption of the Plan and the dividend distribution did not have an impact on our consolidated financial statements.
In 2014, the Company’s Board of Directors authorized an increase in the Company’s existing stock repurchase program by up to 5,000,000 shares of its common stock in addition to the 500,800 shares authorized under prior authorizations. As of March 31, 2020, the Company remains able to purchase an additional 2,277,789 shares. Repurchases may be made from time to time in open market transactions, block purchases, privately negotiated transactions or otherwise at prevailing prices. No time limit has been set for completion of the program.
The holders of the common stock are entitled to one vote per share on all matters to be voted upon by the stockholders of Triumph.
The Company has preferred stock of $0.01 par value, 250,000 shares authorized. At March 31, 2020 and 2019, zero shares of preferred stock were outstanding.
Accumulated Other Comprehensive Loss
Changes in accumulated other comprehensive loss (“AOCI”) by component for the years ended March 31, 2020 and 2019, were as follows:

	Currency Translation Adjustment	Unrealized Gains and Losses on Derivative Instruments	Defined Benefit Pension Plans and Other Postretirement Benefits	Total (1)
March 31, 2018	$(58,683)	$122	$(343,015)	$(401,576)
AOCI before reclassifications	(15,770)	30	(121,300)	(137,040)
Amounts reclassified from AOCI	(3) 25,847	(1,282)	(1,960)	(2) 22,605

Net current period OCI	10,077	(1,252)	(123,260)	(114,435)

March 31, 2019	(48,606)	(1,130)	(466,275)	(516,011)

AOCI before reclassifications	(13,439)	(1,611)	(208,835)	(223,885)
Amounts reclassified from AOCI	—	(1,562)	(4,990)	(2) (6,552)

Net current period OCI	(13,439)	(3,173)	(213,825)	(230,437)

March 31, 2020	$(62,045)	$(4,303)	$(680,100)	$(746,448)

(1)	Net of tax.
(2)
Includes amortization of actuarial losses and recognized prior service (credits) costs, which are included in the net periodic pension cost of which a portion is allocated to production as inventoried costs.

(3)	Includes amounts transferred from cumulative translation adjustments as a result of the sale of Triumph Gear Systems – Toronto.